Consolidated Statements of Operations Statement (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Revenue from Third Parties	$ 66,326,000	$ 66,071,000	$ 132,387,000	$ 132,989,000	$ 268,273,000	$ 278,241,000	$ 268,328,000
Revenues—affiliate	64,087,000	63,857,000	127,906,000	127,669,000	255,611,000	255,371,000	254,895,000
Total revenues	130,413,000	129,928,000	260,293,000	260,658,000	523,884,000	533,612,000	523,223,000
Expenses
Operating and maintenance expense	7,629,000	7,144,000	15,913,000	13,256,000	25,399,000	21,827,000	27,069,000
Operating Costs and Expenses Related Parties	8,873,000	2,941,000	14,921,000	5,939,000	16,032,000	11,918,000	12,090,000
Depreciation expense	10,608,000	10,599,000	21,220,000	21,185,000	42,431,000	42,936,000	42,299,000
General and administrative expense	495,000	374,000	1,029,000	767,000	1,864,000	2,723,000	2,453,000
General and Administrative Expense Related Parties	3,598,000	2,377,000	6,424,000	4,690,000	10,790,000	9,589,000	9,570,000
Total expenses	31,203,000	23,435,000	59,507,000	45,837,000	96,516,000	88,993,000	93,481,000
Income from operations	99,210,000	106,493,000	200,786,000	214,821,000	427,368,000	444,619,000	429,742,000
Other income (expense)
Interest expense, net	(40,199,000)	(43,458,000)	(80,461,000)	(86,916,000)	(171,495,000)	(173,590,000)	(174,016,000)
Gains (Losses) on Extinguishment of Debt					(42,587,000)	0	0
Derivative gain, net	(464,000)	261,000	52,000	(575,000)	(622,000)	(2,251,000)	461,000
Other	9,000	39,000	34,000	79,000	141,000	136,000	258,000
Total other expense	(40,654,000)	(43,158,000)	(80,375,000)	(87,412,000)	(214,563,000)	(175,705,000)	(173,297,000)
Net income	$ 58,556,000	$ 63,335,000	$ 120,411,000	$ 127,409,000	$ 212,805,000	$ 268,914,000	$ 256,445,000